Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)			6 Months Ended	12 Months Ended
	Aug. 12, 2024	Jul. 05, 2023	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Total shares outstanding (in Shares)	71,552,402
Net amount	$ 2,753,795		$ 2,753,795
Additional paid in capital			89,308,821	$ 85,411,771	$ 43,658,750
Liabilities	$ 559,015		559,015
Transaction costs			2,358,780	2,358,780
Cash contributions				3,827,944
Capital receivables				33,180,961
Additional payable				$ 3,800,111
Stock split		675,000-for-1
Citius Pharma [Member]
Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Ownership percentage	92.30%
TenX [Member]
Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Additional paid in capital	$ 395,015		395,015
Cash	$ 163,500		163,500
Stock Split [Member]
Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Stock split				675,000-for-1
Citius Pharma [Member]
Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Cash				$ 112
Cash contributions			3,827,944
Capital receivables			33,180,961
Additional payable			$ 3,800,111